Nature of operations and going concern (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Going Concern Details
Working capital	$ (469,000)	$ (782,000)
Accumulated deficit	$ (51,493,995)	$ (51,808,333)